Income Taxes (Income Tax Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 160,274,000	$ 176,265,000
Income tax expense (recovery) at the combined basic rate	52,648,000	59,613,000
Large corporation and state tax	5,008,000	4,027,000
International financing	(23,296,000)	(11,661,000)
Withholding tax on foreign dividends	4,649,000	731,000
Tax on other non-deductible expenses	1,431,000	1,441,000
Non-taxable income	(2,696,000)	0
Net revisions to certain tax bases and tax rates	(2,137,000)	(456,000)
Goodwill impairment	0	0
Other Adjustments	(1,931,000)	4,748,000
Total Income Tax Expense	$ 33,676,000	$ 58,443,000